Income Taxes - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax and Tax Rate [Line Items]
Valuation allowance in a net amount	¥ 19,975	¥ 3,259
Withholding tax rate	10.00%
PRC
Income Tax and Tax Rate [Line Items]
Net operating loss carryforwards	¥ 112,370	41,871
HK
Income Tax and Tax Rate [Line Items]
Net operating loss carryforwards	¥ 30,965	¥ 12,198